CONSOLIDATED BALANCE SHEETS (POINTER TELOCATION LTD. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
POINTER TELOCATION LTD. [Member]
CURRENT ASSETS:
Cash and cash equivalents	$ 1,468	$ 2,233
Restricted cash	123	133
Trade receivables (net of allowance for doubtful accounts of $ 1,383 and $ 1,439 at December 31, 2011 and 2010, respectively)	14,427	13,914
Other accounts receivable and prepaid expenses (Note 3)	1,946	2,982
Inventories (Note 4)	4,467	3,739
Total current assets	22,431	23,001
LONG-TERM ASSETS:
Long-term accounts receivable	805	832
Severance pay fund	7,474	7,624
Property and equipment, net (Note 5)	10,839	11,255
Investment in affiliate (Note 6)	266	295
Other intangible assets, net (Note 7)	3,030	6,497
Goodwill (Note 8)	44,493	53,926
Total long-term assets	66,907	80,429
Total assets	89,338	103,430
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 9)	13,208	13,170
Trade payables	9,821	10,064
Deferred revenues and customer advances	6,890	7,806
Other accounts payable and accrued expenses (Note 10)	7,440	7,054
Total current liabilities	37,359	38,094
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 11)	7,715	11,526
Long-term loans from shareholders and others (Note 12)	943	957
Other long-term liabilities (Note 13)	2,895	842
Accrued severance pay	8,625	8,365
Total long-term liabilities	20,178	21,690
COMMITMENTS AND CONTINGENT LIABILITIES (Note 14)
Pointer Telocation Ltd's shareholders' equity:
Share capital (Note 15) - Ordinary shares of NIS 3 par value - Authorized: 8,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 4,860,024 and 4,771,181 shares at December 31, 2011 and 2010, respectively	3,353	3,280
Additional paid-in capital	119,147	118,512
Accumulated other comprehensive income	837	3,292
Accumulated deficit	(96,743)	(88,216)
Total Pointer Telocation Ltd's shareholders' equity	26,594	36,868
Non-controlling interest	5,207	6,778
Total equity	31,801	43,646
Total liabilities and equity	$ 89,338	$ 103,430